MFS® BOND FUND	MFS® LIFETIME® 2045 FUND
MFS® LIFETIME® 2015 FUND	MFS® LIFETIME® 2050 FUND
MFS® LIFETIME® 2020 FUND	MFS® LIFETIME® 2055 FUND
MFS® LIFETIME® 2025 FUND	MFS® LIFETIME® INCOME FUND
MFS® LIFETIME® 2030 FUND	MFS® LIMITED MATURITY FUND
MFS® LIFETIME® 2035 FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® LIFETIME® 2040 FUND	MFS® TOTAL RETURN BOND FUND

Effective April 30, 2015, MFS Bond Fund changed its name to MFS Corporate Bond Fund; therefore, all references to MFS Bond Fund are hereby replaced with references to MFS Corporate Bond Fund.

1014274                                                                                                                                                                      1                                                                              MFS-MULTI-AUGUST-SAI-COMBINED-SUP-043015